Other Reserves	9 Months Ended
Sep. 30, 2020
Other reserves [abstract]
Other Reserves

12      Other Reserves

		Exchange
		difference on
		net investment	Currency	Total
	Capital	in foreign	translation	other
In thousands of EUR	reserves	operations	adjustment	reserves
As of December 31, 2019	113,395	(69,464)	60,183	104,114
Other comprehensive loss		(49,041)	47,936	(1,105)
Total comprehensive loss for the period	—	(49,041)	47,936	(1,105)
Share-based payments (Note 13)	10,542			10,542
Exercise of options (Note 11)	(4,775)			(4,775)
Change in Non-controlling interests				—
As of September 30, 2020	119,162	(118,505)	108,119	108,776

Exercise of options corresponds to the total settlement of claims related to the share-based payment options, for the nine months ended September 30, 2020, as described in Note 11.